Law Offices

STRADLEY, RONON, STEVENS & YOUNG, LLP

2600 One Commerce Square

Philadelphia, PA 19103

(215) 564-8000

1933 Act Rule 497(e)

1933 Act File No. 333-96461

1940 Act File No. 811-09813

April 11, 2012

VIA EDGAR SUBMISSION

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

RE:	Scout Funds (“Registrant”) File Nos. 333-96461 and 811-09813

Dear Sir or Madam:

Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflects the risk/return summary information in the supplement to the prospectus of the Scout Stock Fund, Scout Mid Cap Fund, Scout Small Cap Fund, Scout International Fund, Scout International Discovery Fund, Scout Global Equity Fund, Scout Core Bond Fund, Scout Core Plus Bond Fund and Scout Unconstrained Bond Fund series of the Registrant dated March 26, 2012, as filed pursuant to Rule 497(e) under the 1933 Act on March 26, 2012 (Accession Number: 0001496688-12-000057).

Please direct questions or comments relating to this filing to me at (215) 564-8521.

Very truly yours,

/s/ J. Stephen Feinour, Jr.

J. Stephen Feinour, Jr., Esquire

cc: Michael P. O’Hare, Esquire